CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 ₪ / shares shares
Statement of Financial Position [Abstract]
Allowance for credit loss, current | $	$ 306
Ordinary shares, par value per share | ₪ / shares		₪ 0.9
Ordinary shares, shares authorized	13,000,000	13,000,000
Ordinary shares, shares issued	9,854,696	9,854,696
Ordinary shares, shares outstanding	8,874,696	8,874,696
Treasury shares, shares	274,473	274,473